Note 10 - Fair Value Of Below Market Time Charter:	12 Months Ended
Dec. 31, 2011
Fair Value Of Below Market Time Charter [Text Block]
10.        Fair Value Of Below Market Time Charter:

In November and December 2007 and February 2008, the Company acquired drybulk vessels M/V Bertram, M/V Amalfi and M/V Voc Gallant, respectively, with attached time charter contracts. As a result, the purchase price of the vessels was allocated between vessel cost and the fair value of the time charter contracts, totaling in aggregate $43,259, which is reflected in Fair Value of Below Market Time Charter on the accompanying consolidated balance sheets. The liability is amortized to revenues over the remaining period of the time charter contracts on a straight-line basis. Following the sale of the M/V Bertram, on April 16, 2008, the then unamortized fair value of below market time charter of $16,140 was written-off to the loss from the sale of vessel. For the year ended December 31, 2009, 2010 and 2011 the amortization of the fair value of the time charter contracts totaled $3,911, $0 and $0 respectively and is included in net income (loss) from discontinued operations in the accompanying consolidated statement of operations.